Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Provision	The income tax provision is summarized as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$(47)	$—	$—
State	2,841	—	—

Provision for income tax	$2,794	$—	$—

Reconciliation of Effective Tax Rate for the Provision for Income Taxes

The effective tax rate of our provision for income taxes differs from the federal statutory rate as follows:

	Year Ended December 31,
	2010	2011	2012
Federal statutory income tax rate	34.0%	34.0%	34.0%
State income taxes, net of federal benefit	4.6	(3.8)	22.8
Federal and state research credits	5.3	(5.7)	0.8
Stock based compensation	(1.5)	1.3	0.4
Other	(0.1)	0.6	(0.1)
Change in valuation allowance	(58.3)	(26.4)	(57.9)

	(16.0)%	0.0%	0.0%

Significant Components of Deferred Tax Assets

Significant components of our deferred tax assets are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Federal and state net operating loss carryforwards	$54,551	$74,390
Federal and state research tax credit carryforwards	7,240	7,551
Deferred revenue	26,160	1,434
Stock options	1,749	2,362
Capitalized research and development	1,627	–
Capitalized acquisition costs	1,930	1,503
Other	2,627	1,859

Total deferred tax assets	95,884	89,099
Valuation allowance	(95,884)	(89,099)

Net deferred tax assets	$–	$–

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Unrecognized tax benefits, beginning of period	$—	$973	$1,344
Gross increases — tax position in prior period	856	—	—
Gross increases — current period tax positions	117	371	91

Unrecognized tax benefits, end of period	$973	$1,344	$1,435